Expense Example	Jul. 27, 2026 USD ($)
T. Rowe Price GNMA Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	418
Expense Example, with Redemption, 10 Years	951
T. Rowe Price GNMA Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	152
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	$ 630